Consolidated Statements of Other Comprehensive Income - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	₸ 1,056,834	₸ 848,770	₸ 588,844
Items that will not be reclassified subsequently to profit or loss:
Movement in investment revaluation reserve for equity instruments at FVTOCI	95	42	(68)
Items that may be reclassified subsequently to profit or loss:
Gains/(losses) arising during the period, net of tax KZT Nil	29,780	15,274	(9,623)
Foreign exchange differences on translation of foreign operations	425	(13)	(161)
Expected (credit losses)/recoveries recognized in profit or loss	(230)	669	(2,053)
Reclassification of gains/(losses) included in profit or loss, net of tax KZT Nil	1,570	3,149	(18)
Total other comprehensive income	31,640	19,121	(11,923)
Total Comprehensive Income	1,088,474	867,891	576,921
Attributable to:
Shareholders of the Company	1,071,046	860,271	573,228
Non-controlling interest	₸ 17,428	₸ 7,620	₸ 3,693